Schedule of consideration received or receivable (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Cash			$ 2,874
Disposal groups classified as held for sale [member]
IfrsStatementLineItems [Line Items]
Purchase price	2,668	$ 4,000
Working capital adjustment	(1,860)	(2,789)
Cash	808	1,211
Fair value of contingent consideration
Less costs to sell
Total disposal consideration	808	1,211
Estimated carrying amount of net assets sold	(36)	(54)
Loss on sale	$ 844	$ 1,265